Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Cost of Revenues

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of referral partners	2,424,579	3,017,871	3,199,118
Service fee paid to third-party payment platforms	104,627	129,453	101,748
Salary and welfare benefits	2,070	7,790	6,828
Tax and surcharges and others	1,241	2,454	3,106
Amortization and depreciation	2,391	2,100	2,100
Cloud service fees	1,838	1,525	1,477
Total	2,536,746	3,161,193	3,314,377